UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          08/02/07
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $249,396,000
List of Other Included Managers:


No.  13F File Number                                         Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103     1000    16000 SH       SOLE                                      16000
ADVANCE AUTO PARTS             COM              00751Y106     1921    47400 SH       SOLE                                      47400
AGILENT TECHNOLOGIES INC       COM              00846U101     7100   184700 SH       SOLE                                     184700
ALCOA INC COM                  COM              013817101     1750    43183 SH       SOLE                                      43183
ALLTEL CORP                    COM              020039103     4810    71200 SH       SOLE                                      71200
AMERICAN INTERNATIONAL GROUP   COM              026874107     8194   117000 SH       SOLE                                     117000
AMERICAN STANDARD              COM              029712106     2507    42500 SH       SOLE                                      42500
AMGEN INC                      COM              031162100     6419   116100 SH       SOLE                                     116100
ANADARKO PETROLEUM CORP        COM              032511107      566    10882 SH       SOLE                                      10882
ASHLAND INC                    COM              044209104     4464    69800 SH       SOLE                                      69800
ASTORIA FINANCIAL CORP         COM              046265104     2474    98800 SH       SOLE                                      98800
BANK OF AMERICA CORP           COM              060505104     6737   137807 SH       SOLE                                     137807
BEAR STEARNS COMPANIES INC     COM              073902108     4942    35301 SH       SOLE                                      35301
BECTON DICKINSON & CO          COM              075887109     2300    30872 SH       SOLE                                      30872
BIOGEN IDEC INC                COM              09062X103     6811   127300 SH       SOLE                                     127300
BOEING CO.                     COM              097023105     6885    71600 SH       SOLE                                      71600
BOSTON SCIENTIFIC CORP         COM              101137107      158    10300 SH       SOLE                                      10300
CHEVRON CORP                   COM              166764100     6401    75984 SH       SOLE                                      75984
CITIGROUP INC                  COM              172967101     6873   134001 SH       SOLE                                     134001
CONOCOPHILLIPS                 COM              20825C104      224     2848 SH       SOLE                                       2848
CROWN HOLDINGS INC.            COM              228368106     7666   307000 SH       SOLE                                     307000
CYTEC INDUSTRIES INC           COM              232820100      523     8200 SH       SOLE                                       8200
DIAGEO PLC-SPON ADR            COM              25243Q205     5357    64300 SH       SOLE                                      64300
DOW CHEMICAL                   COM              260543103     5426   122700 SH       SOLE                                     122700
DR HORTON INC                  COM              23331A109      785    39370 SH       SOLE                                      39370
DRESSER-RAND GROUP INC         COM              261608103     5941   150400 SH       SOLE                                     150400
ENCANA CORP                    COM              292505104     4043    65792 SH       SOLE                                      65792
ENDURANCE SPECIALTY HOLDINGS   COM              016404934      857    21400 SH       SOLE                                      21400
ENSCO INTERNATIONAL INC        COM              26874Q100     1135    18600 SH       SOLE                                      18600
FRANKLIN RESOURCES INC         COM              354613101     4790    36162 SH       SOLE                                      36162
FREDDIE MAC                    COM              313400301     5842    96250 SH       SOLE                                      96250
FREEPORT-MCMORAN COPPER        COM              35671D857     6269    75700 SH       SOLE                                      75700
FULTON FINANCIAL CORP          COM              360271100      235    16272 SH       SOLE                                      16272
HEALTH NET INC                 COM              42222G108     5681   107600 SH       SOLE                                     107600
HUDSON CITY BANCORP INC        COM              443683107     5593   457700 SH       SOLE                                     457700
IBM CORPORATION                COM              459200101     1819    17281 SH       SOLE                                      17281
JPMORGAN CHASE & CO            COM              46625H100     7265   149950 SH       SOLE                                     149950
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     3107    41700 SH       SOLE                                      41700
LINCOLN NATIONAL CORP          COM              534187109      887    12500 SH       SOLE                                      12500
LUXOTTICA GROUP SPA-SPON ADR   COM              55068R202     6704   173500 SH       SOLE                                     173500
MACY'S INC                     COM              55616P104     5406   135900 SH       SOLE                                     135900
MERRILL LYNCH                  COM              590188108      610     7300 SH       SOLE                                       7300
MILLENNIUM PHARMACEUTICALS     COM              599902103     2270   214800 SH       SOLE                                     214800
MONSANTO CO                    COM              61166W101     6529    96676 SH       SOLE                                      96676
MORGAN STANLEY                 COM              617446448     2323    27700 SH       SOLE                                      27700
NORTHEAST COMMUNITY BANCORP    COM              664112109      139    12000 SH       SOLE                                      12000
NORTHROP GRUMMAN CORP          COM              666807102     5139    66000 SH       SOLE                                      66000
OLIN CORP                      COM              680665205     1569    74700 SH       SOLE                                      74700
PMI GROUP INC (THE)            COM              69344M101     2801    62700 SH       SOLE                                      62700
SHIRE PLC-ADR                  COM              82481R106     7043    95015 SH       SOLE                                      95015
SMURFIT-STONE CONTAINER CORP   COM              832727101     2623   197100 SH       SOLE                                     197100
TEEKAY CORPORATION             COM              Y8564W103     6694   115600 SH       SOLE                                     115600
TEMPLE-INLAND INC              COM              879868107     4978    80900 SH       SOLE                                      80900
TEXTRON INC                    COM              883203101     7058    64100 SH       SOLE                                      64100
THE TRAVELERS COS INC          COM              89417E109     4190    78325 SH       SOLE                                      78325
TYCO INTERNATIONAL LTD         COM              902124106     4752   140620 SH       SOLE                                     140620
U.S. BANCORP                   COM              902973304     5944   180383 SH       SOLE                                     180383
UBS AG                         COM              H89231338     8905   148400 SH       SOLE                                     148400
UNITEDHEALTH GROUP INC         COM              91324P102     6612   129300 SH       SOLE                                     129300
VALEANT PHARMACEUTICALS        COM              91911X104      224    13400 SH       SOLE                                      13400
WELLS FARGO & CO               COM              949746101     1125    32000 SH       SOLE                                      32000